BORROWINGS - Additional Information (Details) € in Millions, SFr in Millions, $ in Millions				12 Months Ended
	Dec. 10, 2025 EUR (€)	Nov. 13, 2025 USD ($)	Feb. 13, 2025 EUR (€)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 09, 2025 EUR (€)	Oct. 09, 2025 USD ($)	Oct. 09, 2025 EUR (€)	Jun. 30, 2025 CHF (SFr)	May 31, 2025 EUR (€)	May 28, 2025 EUR (€)	May 06, 2025 EUR (€)	Feb. 13, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				SFr 4,337.2	SFr 4,676.8
Repayments of debt				1,223.4	1,064.7	SFr 0.0
Trade and other receivables, sold				52.8	0.0
Proceeds from sale of trade receivables				51.5	0.0	SFr 0.0
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings				4,345.7	4,687.1
Sunrise Holding Revolving Facility
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency)				500.0	685.8
Ancillary Facility
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency)				37.5	56.4
Borrowings				14.3	23.8
Facility AX
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency) | $														$ 1,045.0
Facility AY
Disclosure of detailed information about borrowings [line items]
Repayments of debt | €			€ 177.6
Facility AAA
Disclosure of detailed information about borrowings [line items]
Borrowings | $														$ 1,300.0
Borrowings issued, percentage of par														99.75%
Borrowings, adjustment to interest rate basis														2.50%
Facility A
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity, cancelled | €													€ 10.0
Facility B
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency)										SFr 500.0	€ 720.0
Borrowings, adjustment to interest rate basis										2.00%	2.50%
Remaining borrowing capacity, cancelled | €													€ 33.3
Senior Secured Notes due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings | €									€ 385.0			€ 550.0
Borrowings issued, percentage of par								100.125%	100.125%			100.00%
Interest rate								4.625%	4.625%			4.625%
Senior Notes Due due 2028
Disclosure of detailed information about borrowings [line items]
Repayments of debt | $		$ 75.0
Interest rate		5.50%						5.50%	5.50%
Senior Notes Due due 2028 | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 0.0
Term Loan Facility AAA
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency) | $								$ 650.0
Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Repayments of debt | €	€ 56.8
Interest rate	3.625%
Senior Secured Notes due 2029 | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €	€ 318.1						€ 374.9
Sunrise holding senior note
Disclosure of detailed information about borrowings [line items]
Borrowings				SFr 267.8	628.0
Redemption price				101.00%
Sunrise holding senior note | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings				SFr 268.0	629.3
Sunrise holding SPE notes
Disclosure of detailed information about borrowings [line items]
Borrowings				SFr 2,141.3	1,467.2
Redemption price				100.00%
Sunrise holding SPE notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings				SFr 2,143.3	SFr 1,468.8